SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Value of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	1.11%	0.00%	0.00%
Expected stock price volatility	69.56%	65.50%	67.82%
Risk-free interest rate	2.04%	0.82%	1.01%
Expected average life of options (years)	6 years 1 month 6 days	5 years 1 month 6 days	5 years 1 month 6 days
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	40.00%	45.00%
Risk-free interest rate	3.77%	3.73%
Expected average life of options (years)	5 years 2 months 12 days	5 years